Employee benefits (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016
Employee benefits [Line Items]
Key management personnel compensation | $		$ 27,907,000	$ 27,367,000
Weighted average share price | $	$ 54
Executive Compensation Plan [Member]
Employee benefits [Line Items]
Key management personnel compensation | $		$ 3,754,000	$ 6,487,000
Number of shares effected | shares		476,302	533,476
Men [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age		65	65	65
Men [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age		65
Women [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age		60	60	60
Women [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age			60